Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

19. Segment information:

The Company has three reportable segments from which it derives its revenues: Drybulk, Tanker and Drilling segments. The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Drilling business segment consists of trading of the drilling rigs and drillships through ownership and trading of such drilling rigs and drillships. The Tanker business segment consists of vessels for the transportation of crude and refined petroleum cargoes.

The tables below present information about the Company's reportable segments as of and for the years ended December 31, 2010, 2011 and 2012.

The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements.

The Company measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment			Drilling Segment			Tanker Segment			TOTAL
	2010	2011	2012	2010	2011	2012	2010	2011	2012	2010	2011	2012

Revenues	$ 457,804	$ 365,361	$ 227,141	$ 401,941	$ 699,649	$ 941,903	$ -	$ 12,652	$ 41,095	$ 859,745	$ 1,077,662	$ 1,210,139

Vessel and rigs/drillships operating expenses	$ 71,245	$ 81,947	$ 69,640	$ 119,369	$ 281,833	$ 563,583	-	$ 9,342	$ 16,499	$ 190,614	$ 373,122	$ 649,722

Depreciation and amortization	$ 117,799	$ 103,436	$ 94,716	$ 75,092	$ 164,632	$ 225,650	-	$ 6,213	$ 15,092	$ 192,891	$ 274,281	$ 335,458
(Gain)/loss on sale of assets	$ (10,893)	$ 2,603	$ 1,046	$ 1,458	$ 754	$ 133	-	-	-	$ (9,435)	$ 3,357	$ 1,179
Impairment charge	$ 3,588	$ 144,688	-	-	-	-	-	-	-	$ 3,588	$ 144,688	-
General and administrative expenses	$ 65,874	$ 70,974	$ 52,576	$ 22,702	$ 46,718	$ 83,647	-	$ 5,555	$ 9,712	$ 88,576	$ 123,247	$ 145,935
Gain/(loss) on interest rate swaps	$ (80,202)	$ (35,488)	$ (13,229)	$ (40,303)	$ (33,455)	$ (36,974)	-	-	$ (3,870)	$ (120,505)	$ (68,943)	$ (54,073)
Gain/(loss) on FFA’s	-	$ (4,724)	$ (13,934)	-	-	-	-	$ 4,724	$ 13,934	-	-	-
Income taxes	-	-	-	$ (20,436)	$ (27,428)	$ (43,957)	-	-	-	$ (20,436)	$ (27,428)	$ (43,957)

Net income/(loss)	$ 20,373	$ (144,314)	$ (115,423)	$ 170,077	$ 97,463	$ (129,396)	-	$ (435)	$ (43,774)	$ 190,450	$ (47,286)	$ (288,593)
Net income/(loss) attributable to Dryships Inc.	$ 20,373	$ (144,314)	$ (115,423)	$ 167,954	$ 74,621	$ (87,581)	-	$ (435)	$ (43,774)	$ 188,327	$ (70,128)	$ (246,778)
Interest and finance cost	$ (91,421)	$ (90,447)	$ (95,545)	$ 24,596	$ (59,487)	$ (112,316)	-	$ 3,761	$ (2,267)	$ (66,825)	$ (146,173)	$ (210,128)
Interest income	$ 9,402	$ 6,733	$ 3,645	$ 12,464	$ 9,810	$ 553	-	$ 32	$ 5	$ 21,866	$ 16,575	$ 4,203
Change in fair value of derivatives (gain)/ loss	$ 15,320	$ (23,041)	$ (41,801)	$ 33,119	$ (15,114)	$ (16,063)	-	-	$ 3,358	$ 48,439	$ (38,155)	$ (54,506)

Total assets	$ 2,470,323	$ 2,124,848	$ 2,020,180	$ 4,389,905	$ 6,066,646	$ 6,278,860	$ 124,266	$ 430,195	$ 579,451	$ 6,984,494	$ 8,621,689	$ 8,878,491

The drilling revenue shown in the table below is revenue per country based upon the location where the drilling takes place:
	2010	2011	2012

Ghana	$227,649	$230,018	$175,595
Turkey	176,228	50,183	-
Norway	(715)	-	-
Brazil	-	(617)	233,569
Namibia	-	-	33,212
Ivory Coast	-	89,686	-
Greenland	-	253,125	136
Angola	-	-	79,884
Falkland	-	-	166,795
Equatorial Guinea	-	-	56,297
Tanzania	-	78,424	196,416
Total leasing and service revenues	$403,162	$700,819	$941,903

The Company's vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.